Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Summary of Provision For Income Taxes
The Company’s provision for income taxes consists of the following (in thousands):

	Year Ended December 31,
	2021	2020
Current income tax provision (benefit):
U.S. federal	$—	$—
State	—	—

Total	—	—
Deferred income tax provision (benefit):
U.S. federal	(14,840)	(7,671)
State	(4,250)	(1,954)

Total	(19,090)	(9,625)
Change in valuation allowance	19,090	9,625

Total provision (benefit) for income taxes	$—	$—

Schedule Of Reconciliation Of The Statutory US Federal Rate And Effective Rate
A reconciliation of the statutory U.S. federal rate and effective rate is as follows:

	Year Ended December 31,
	2021	2020
U.S. federal tax	21.0%	21.0%
State tax, net of federal benefit	6.5	6.3
Change in valuation allowance	(29.4)	(29.9)
Research and development tax credits	2.0	3.2
Change in tax rates and other	(0.1)	(0.6)

Income tax expense	0.0%	0.0%

Schedule of Deferred Tax Assets and Liabilities
The significant components of the Company’s deferred income tax assets (liabilities) were as follows (in thousands):

	December 31,
	2021	2020
Deferred income tax assets:
U.S. federal net operating loss carryforward	$24,692	$12,826
State net operating loss carryforward	7,592	3,862
Research and development credits	3,218	1,935
Non-qualified stock options	1,665	75
Accrued bonus	941	297
Operating lease liabilities	570	556
Other	179	173

Gross deferred income tax assets	38,857	19,724
Less: Valuation allowance	(38,725)	(19,635)

Total deferred income tax assets	132	89
Deferred income tax liabilities:
Depreciation	(132)	(89)

Net deferred income tax assets (liabilities)	$—	$—